UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

June 30, 2007

(unaudited)

■  CREDIT SUISSE
GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 27, 2007

Dear Shareholder:

Performance Summary

1/01/07 – 06/30/07

Fund & Benchmark	Performance
Credit Suisse Global High Yield Fund[1]	4.30%
Merrill Lynch Global High Yield Constrained Index[2]	3.34%

Market Review: Lower-rated issuers outperform the broad market

For the semiannual period ended June 30, 2007, the high yield market, as measured by the Merrill Lynch Global High Yield Constrained Index, returned 3.34%.

Lower-rated issuers outperformed the broader market for the period with CCC-rated securities returning 5.70%. Additionally, B-rated securities slightly outperformed the market at 3.36%, while BB-rated securities underperformed at 1.94%. High yield spreads widened 3 basis points relative to the Treasury market to end the period at 297 basis points.

Credit fundamentals continued to be firm as default rates, reported by Moody's Investor Services, continue to hover near 10-year lows at 1.38%. Equally supportive of fundamentals is the Merrill Lynch distress ratio, a leading indicator for future default rates, which has remained near 15 year-lows of 1.2% for the period.

Against this fundamental backdrop, the technical environment has been pressured the past few months as the new issue calendar continues to grow. Year-to-date, $95.3 billion in new issues came into the U.S. Dollar high yield market. This represents a 50% increase over the same period last year. Supply pressures are likely to remain near-term as the high yield market digests an estimated $80 billion in new issues through year-end. In addition, mutual fund outflows for the past four weeks have also strained market technicals.

Over the period, nearly all sectors in the broad market posted positive returns. Auto parts, transportation, and metals/mining outperformed the market while builders, auto loans and hotels underperformed.

Strategic Review and Outlook: High yield market is vulnerable to external shocks

For the six-month period ended June 30, 2007, the Fund returned 4.30% as compared to 3.34% for the benchmark. In terms of industry exposures, superior security selection in telecom-integrated, media-cable, media-broadcast and diversified capital contributed to performance. An underweight to metals/mining hurt relative returns.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

The Fund continues to benefit from an underweight to BB-rated securities as the compression between lower rated securities and the broad market has persisted. We have, however, used the recent Treasury weakening as an opportunity to partially cover this underweight as the BB index now yields 7.25%.

At the sector level, we remain constructive on corporate spending and the commercial cycle broadly. In contrast, we have grown more cautious with respect to consumer driven sectors given high energy prices and weak housing data. Additionally, we are maintaining an overweight in the cable sector as we expect product bundling will continue to support subscriber and margin growth.

The recent equity volatility in February combined with fears from subprime lending in June has proven that the high yield market is vulnerable to external shocks. We believe it may display some volatility in the future. While the new issue calendar will continue to pressure in the near-term, the recent spread widening has brought valuations more in-line to fair value. We will look for opportunities to add exposure in new issues with cheaper pricing and better covenants as well as higher yielding BB-rated securities.

The Credit Suisse High Yield Management Team

Martha Metcalf

Wing Chan

High yield bonds are lower-quality bonds also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging- market investments. The Fund may include a greater degree of risk than other funds that invest in larger, more-developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	10 Years	Since Inception	Inception Date
12.20%	11.59%	5.61%	7.19%	2/26/93

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Index performance began on January 1, 1998. Investors cannot invest directly in an index.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Fund Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,043.00
Expenses Paid per $1,000*	$3.55
Hypothetical 5% Fund Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,021.32
Expenses Paid per $1,000*	$3.51
Annualized Expense Ratios*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.4%
BB	19.9%
B	51.6%
CC	0.5%
CCC	24.6%
D	0.2%
NR	1.0%
Subtotal	99.2%
Short-Term Investment	0.8%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global High Yield Fund

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (85.2%)
Aerospace & Defense (1.9%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$25,375
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	73,125
125	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	129,375
75	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡§	(B-, Caa1)	04/01/17	9.750	78,563
125	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	133,125
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)§	(BB+, Ba3)	07/15/13	6.125	47,500
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	116,562
100	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	101,500
25	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	25,375
					730,500
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	79,500
Auto Loans (3.8%)
100	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	100,046
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	239,849
310	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	287,566
150	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	149,933
325	General Motors Acceptance Corp., Global Notes§	(BB+, Ba1)	12/01/14	6.750	311,682
350	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	333,063
					1,422,139
Automobile Parts & Equipment (1.3%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B2)	12/01/11	9.000	78,000
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	162,375
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes‡#	(B, Ba3)	12/01/09	9.135	50,375
32	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B, Ba3)	12/01/11	8.625	33,840
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	106,250
50	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	49,875
					480,715

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automotive (2.3%)
$175	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	$140,656
485	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	444,988
300	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	282,375
					868,019
Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	09/01/16	7.250	122,500
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(BB-, Ba2)	12/01/15	7.875	78,469
Building & Construction (1.6%)
100	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	93,000
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)	(BB, Ba2)	04/15/12	8.375	95,000
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB, Ba3)	01/15/16	6.250	85,500
125	KB Home, Senior Notes	(BB+, Ba1)	06/15/15	6.250	110,625
75	Standard Pacific Corp., Global Senior Notes§	(BB, Ba3)	08/15/15	7.000	66,375
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡#	(B-, Caa1)	04/01/11	9.000	47,250
50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(B+, Caa1)	03/15/15	6.625	45,250
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, Caa1)	12/15/12	7.625	64,500
					607,500
Building Materials (1.6%)
100	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	97,500
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	105,000
50	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/12 @ $103.56)‡	(B+, B1)	04/01/17	7.125	49,750
75	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	74,625
75	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	77,812
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	71,813
125	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	112,969
					589,469

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals (2.8%)
$100	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	$86,000
100	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)§	(BB+, Ba2)	06/01/13	10.500	108,500
150	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	154,875
150	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	157,500
110	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡§	(CCC+, Caa2)	12/01/16	11.500	111,650
50	Momentive Performance, Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88)‡	(B-, B3)	12/01/14	9.750	50,750
100	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	102,750
100	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	91,500
4	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/08 @ $102.66)	(B+, B2)	05/15/10	10.625	4,210
75	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	74,812
100	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	97,000
					1,039,547
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	74,063
Consumer Products (1.6%)
175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	158,375
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	124,062
100	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)§	(CCC-, Caa2)	02/01/12	8.000	96,500
100	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)§	(B-, B3)	05/01/17	7.500	99,250
65	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.12)§	(B-, Caa1)	06/01/11	9.375	67,113
75	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	77,250
					622,550
Diversified Capital Goods (1.9%)
125	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡§	(BB-, Ba2)	06/15/17	6.875	124,375

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods
$125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	$131,875
75	Mueller Water Products, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/01/12 @ $103.69)‡	(B, B3)	06/01/17	7.375	74,746
150	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	154,500
50	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	51,000
100	Titan International, Inc., Global Company Guaranteed Notes	(B, B3)	01/15/12	8.000	103,250
77	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	79,502
					719,248
Electric - Generation (3.8%)
225	AES Corp., Senior Notes	(B, B1)	03/01/14	7.750	226,687
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	245,625
125	Dynegy Holdings, Inc., Rule 144A, Senior Notes‡	(B-, B2)	06/01/15	7.500	118,281
75	Edison Mission Energy, Rule 144A, Senior Notes‡	(BB-, B1)	05/15/17	7.000	71,063
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Ba2)	01/02/16	8.560	267,188
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	176,094
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	75,375
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	50,250
225	Reliant Energy, Inc., Senior Notes§	(B-, B3)	06/15/14	7.625	220,500
					1,451,063
Electric - Integrated (0.6%)
100	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	102,750
125	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 08/15/10 @ $103.38)§	(B, B1)	08/15/17	6.750	123,508
					226,258
Electronics (1.9%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B, B1)	05/15/13	7.750	144,937
38	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	37,631
300	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡§	(B, B1)	12/15/14	8.875	288,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics
$57	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)§	(B, B2)	02/15/12	10.250	$59,993
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa1)	01/15/16	11.250	103,500
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/08 @ $105.25)	(B-, Caa1)	01/15/11	10.500	102,500
					736,561
Energy - Exploration & Production (3.5%)
75	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	74,437
276	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	271,170
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	115,625
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.58)§	(B+, B1)	05/01/14	7.750	101,500
150	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	156,000
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	159,375
25	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	24,938
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B+, B1)	03/15/15	6.375	95,250
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)§	(BB-, B1)	07/15/11	7.625	127,187
110	Verasun Energy Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $104.69)‡	(B-, B3)	06/01/17	9.375	102,850
100	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	95,500
					1,323,832
Environmental (1.1%)
225	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	223,312
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	184,844
					408,156
Food & Drug Retailers (1.4%)
100	Albertson's LLC, Senior Notes§	(B, B1)	05/01/13	7.250	102,404
175	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	171,937
75	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	78,094

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food & Drug Retailers
$60	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/11 @ $104.69)‡	(CCC+, Caa1)	12/15/15	9.375	$57,900
25	Stater Brothers Holdings Inc., Rule 144A, Senior Notes (Callable 04/15/11 @ $103.88)‡	(B+, B2)	04/15/15	7.750	25,188
75	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	75,938
					511,461
Food - Wholesale (0.7%)
75	Dole Food Co., Debentures#§	(B-, Caa1)	07/15/13	8.750	73,500
75	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	78,375
100	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	100,500
					252,375
Forestry & Paper (3.3%)
150	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	143,250
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	124,688
175	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	174,125
100	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	96,500
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	104,375
150	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B, B2)	05/01/12	10.000	162,750
50	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	54,875
250	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(CCC+, B3)	07/01/12	8.375	251,562
125	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	129,687
					1,241,812
Gaming (5.1%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	75,375
125	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	125,000
97	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	96,030

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$60	Fontainebleau Las Vegas, Rule 144A, Mortgage Backed (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	$59,400
100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	101,500
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B-, B3)	11/15/10	12.000	107,750
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	182,656
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	78,375
25	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)§	(CCC+, Caa1)	01/15/11	9.750	24,313
175	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	166,906
225	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	215,156
100	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	95,500
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	124,688
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	102,250
83	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	86,943
175	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	169,312
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB+, B1)	12/01/14	6.625	96,875
					1,908,029
Gas Distribution (2.4%)
125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	123,438
225	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	232,875
100	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	103,250
225	Williams Companies, Inc., Global Senior Unsecured Notes	(BB, Ba2)	03/15/12	8.125	239,906
100	Williams Companies, Inc., Rule 144A, Notes‡#	(BB+, Ba2)	10/01/10	7.349	103,750
100	Williams Partners LP/WIL., Global Company Guaranteed Notes	(BB+, Ba3)	02/01/17	7.250	101,000
					904,219
Health Services (5.9%)
100	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)+	(NR, NR)	01/01/15	0.000	91,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$100	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00)‡#	(NR, NR)	12/01/11	9.860	$100,000
50	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44)‡	(B-, B3)	07/15/15	8.875	50,938
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	74,437
100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable 10/15/08 @ $104.00)	(B, B1)	10/15/13	8.000	106,740
225	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	191,531
225	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	240,187
325	HCA, Inc., Senior Unsecured Notes§	(B-, Caa1)	02/15/13	6.250	294,125
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	109,000
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	75,375
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	75,000
75	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	80,625
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	50,500
50	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	50,875
75	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, Ba3)	02/15/13	6.250	72,563
250	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	248,750
100	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	105,370
50	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00)‡#	(B+, B3)	06/01/15	8.759	50,250
50	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25)‡	(B+, B3)	06/01/15	8.500	49,750
100	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	99,500
					2,217,016
Hotels (0.9%)
50	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	8.500	52,812
25	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)‡#	(B+, Ba3)	12/01/11	7.260	25,125
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	246,250
					324,187

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Household & Leisure Products (0.3%)
$75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	$77,250
50	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(CCC+, B2)	01/15/14	7.875	50,000
					127,250
Leisure (0.8%)
75	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/08 @ $102.63)§	(D, Ca)	07/15/11	10.500	80,906
75	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC, Caa1)	04/15/13	9.750	70,969
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	139,875
					291,750
Machinery (0.6%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	106,250
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/08 @ $102.31)	(BB+, Ba3)	08/01/11	9.250	131,650
					237,900
Media - Broadcast (1.8%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	75,750
75	Barrington Broadcasting, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25)‡	(CCC+, B3)	08/15/14	10.500	78,563
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	107,000
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.606	103,750
100	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	104,500
115	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11@ $104.88)‡§	(CCC+, B3)	03/15/15	9.750	114,137
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	95,000
					678,700
Media - Cable (4.9%)
150	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	152,250
300	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	279,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$300	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	$314,625
150	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC, Caa1)	11/15/13	8.750	153,375
83	Charter Communications Holdings LLC, Senior Discount Notes§	(CCC, Caa3)	04/01/11	9.920	83,104
175	CSC Holdings, Inc., Global Senior Notes	(B+, B2)	04/15/12	6.750	167,125
35	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	34,913
100	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	105,125
250	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	239,375
52	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)§	(B, B3)	10/01/09	9.750	52,520
100	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	99,500
50	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	50,500
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)§	(B, B3)	02/15/11	7.875	75,000
60	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	59,234
					1,865,646
Media - Services (0.2%)
100	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	76,500
Metals & Mining - Excluding Steel (2.6%)
100	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	101,375
25	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(B-, Caa1)	12/15/16	10.000	24,937
150	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	158,625
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	187,250
150	Noranda Aluminium Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	9.360	145,500
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	128,125
110	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	120,450
125	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/15	6.375	126,793
					993,055

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers (2.5%)
$100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B3)	02/15/12	9.000	$107,000
75	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81)‡	(B, B3)	03/15/17	7.625	74,250
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	103,000
95	Claire's Stores, Inc., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.81)‡§	(CCC+, Caa1)	06/01/15	9.625	88,350
75	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, Caa1)	06/01/12	8.375	66,750
370	Flooring America, Inc., Series B, Company Guaranteed Notes^ø	(NR, NR)	10/15/07	9.250	0
25	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(BB-, Ba3)	10/01/12	8.000	26,250
25	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡§	(CCC, B2)	11/01/14	10.000	25,750
175	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)§‡	(CCC, Caa1)	11/01/16	11.375	183,750
100	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	110,500
89	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	97,010
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+, B3)	02/15/15	8.500	48,750
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	24,312
					955,672
Office Equipment (0.5%)
175	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	178,975
Oil Field Equipment & Services (0.6%)
100	Hanover Compressor Co., Company Guaranteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	101,000
125	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	125,938
					226,938
Oil Refining & Marketing (0.9%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)§	(B+, B1)	10/01/11	6.625	98,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing
$150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B, B2)	05/15/14	8.000	$162,345
100	Tesoro Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.25)‡	(BB+, Ba1)	06/01/17	6.500	98,250
					358,595
Packaging (2.8%)
75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)§	(BB, Ba1)	03/15/18	6.625	72,188
125	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC+, Caa2)	03/01/16	10.250	125,625
165	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B, B3)	09/15/14	8.875	167,887
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	91,500
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	70,700
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	127,031
100	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	104,000
75	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	76,125
75	Pliant Corp., Global Secured Notes (Callable 06/01/08 @ $102.78)	(CCC, Caa1)	09/01/09	11.125	73,875
0	Pliant Corp., Global Secured Notes (Callable 12/15/07 @ $108.72)[1]	(B, B2)	06/15/09	11.625	130
150	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	132,000
					1,041,061
Printing & Publishing (2.7%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes§	(CCC-, Caa2)	05/01/09	10.250	71,438
75	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	78,000
50	Deluxe Corp., Rule 144A, Senior Notes (Callable 06/01/11 @ $103.69)‡	(BB-, Ba2)	06/01/15	7.375	50,000
25	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	25,500
75	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B+, B2)	11/15/16	8.000	76,125
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
250	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	238,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$125	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	$119,062
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	52,250
100	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	94,000
135	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13)‡	(B-, B3)	03/01/15	8.250	132,300
75	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/08 @ $100.00)§	(CCC, Caa1)	06/15/09	10.875	73,875
					1,010,675
Restaurants (0.4%)
215	AmeriKing, Inc., Senior Notes^ø	(NR, NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notes^ø	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Units^ø	(NR, NR)	05/15/08	13.000	0
50	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC, Caa1)	11/01/14	12.500	48,125
50	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(CCC+, B3)	10/01/12	10.000	53,000
50	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡#§	(CCC+, Caa1)	06/15/15	10.000	48,000
					149,125
Software/Services (0.6%)
225	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	239,063
Steel Producers/Products (0.5%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)§	(B+, B2)	06/15/12	7.750	100,500
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	105,500
					206,000
Support - Services (5.3%)
100	Aramark Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	102,250
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	78,937
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	51,500
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	79,312

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support - Services
$150	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	$157,125
120	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+, Caa1)	02/15/13	9.250	124,200
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	69,188
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)#	(CCC+, Caa1)	05/15/13	10.670	104,000
75	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)§	(CCC+, B3)	05/15/12	9.625	78,656
75	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	73,875
25	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	24,500
100	Mobile Mini, Inc., Rule 144A, Senior Notes (Callable 05/01/11 @ $103.44)‡	(BB-, B1)	05/01/15	6.875	97,500
100	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	107,000
125	Neff Corp., Rule 144A, Senior Notes (Callable 06/01/11 @ $105.00)‡	(B-, Caa2)	06/01/15	10.000	125,312
150	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	153,750
105	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	111,825
50	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	55,438
175	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	171,500
75	Varietal Distribution., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	75,188
150	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B2)	10/01/15	8.500	155,625
					1,996,681
Telecom - Fixed Line (0.9%)
25	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+, B3)	11/01/14	9.250	25,375
250	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00)‡#§	(CCC+, B3)	02/15/15	9.150	251,250
25	PAETEC Holding Corp., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.75)‡	(CCC+, Caa1)	07/15/15	9.500	25,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Fixed Line
$50	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)§	(CCC+, B3)	02/15/14	9.250	$53,250
					354,875
Telecom - Integrated/Services (2.8%)
100	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	101,500
50	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	48,187
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	57,000
75	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	78,750
150	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)#	(B+, Ba3)	02/15/11	7.250	151,875
150	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, Ba3)	02/15/14	7.500	152,625
240	Qwest Corp., Global Senior Notes	(BBB-, Ba1)	06/15/15	7.625	249,000
50	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	10/01/14	7.500	51,500
25	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	26,250
150	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	159,375
					1,076,062
Telecom - Wireless (1.7%)
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	80,813
125	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	129,687
150	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa1)	10/01/13	8.875	157,500
125	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa1)	11/01/14	9.250	129,687
75	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00)‡#	(CCC, Caa2)	06/01/13	8.360	75,000
75	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	77,063
					649,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Textiles & Apparel (0.6%)
$75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B, B2)	01/15/15	9.750	$80,625
75	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B, B2)	12/15/12	12.250	81,563
50	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)	(BB, Ba3)	02/15/11	7.250	51,000
					213,188
Theaters & Entertainment (0.6%)
100	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	98,500
125	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(CCC+, B3)	03/15/14	0.000	114,375
					212,875
Transportation - Excluding Air/Rail (0.3%)
100	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	100,750
	TOTAL CORPORATE BONDS (Cost $32,750,813)				32,180,274
FOREIGN BONDS (11.3%)
Chemicals (0.5%)
75	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B, B2)	08/15/15	8.375	72,188
125	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B2)	02/15/16	8.500	122,812
					195,000
Electronics (0.7%)
75	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	80,250
75	NXP BV / NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B+, B2)	10/15/15	9.500	74,250
125	NXP BV / NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB+, Ba2)	10/15/14	7.875	123,750
					278,250
Energy - Exploration & Production (0.5%)
175	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	178,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Forestry & Paper (0.8%)
$150	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B, B3)	06/15/11	7.750	$138,000
50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B, B3)	11/15/11	7.950	47,312
100	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	100,625
30	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)§	(CCC-, Ca)	03/15/12	7.750	15,863
					301,800
Gaming (0.6%)
150	Codere Finance Luxembourg SA, Senior Notes (Callable 06/15/10 @ $104.13) (Luxembourg)	(B, B2)	06/15/15	8.250	212,205
Health Services (0.1%)
55	FMC Finance III SA., Rule 144A, Senior Notes (Luxembourg)‡	(BB-, Ba3)	07/15/17	6.875	54,175
Leisure (0.2%)
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	72,750
Media - Cable (1.7%)
175	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	251,709
100	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	95,500
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	311,485
					658,694
Metals & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	13.000	0
Oil Refining & Marketing (0.2%)
50	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	48,375
25	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	24,188
					72,563

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Packaging (0.4%)
$100	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(B+, B2)	03/01/15	7.875	$145,859
Pharmaceuticals (0.2%)
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	78,750
Printing & Publishing (0.2%)
75	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	76,312
Support - Services (0.8%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	76,875
150	Carlson Wagonlit BV, Rule 144A Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands)#‡	(B-, B2)	05/01/15	9.763	211,952
					288,827
Telecom - Integrated/Services (2.9%)
150	BCM Ireland Finance, Rule 144A (Callable 08/15/07 @ $102.00) (Ireland)‡#	(B-, B3)	08/15/16	9.061	207,394
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)§	(B-, B3)	12/15/14	10.750	190,750
100	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	11.106	103,500
25	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa1)	11/01/13	6.500	20,187
375	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa1)	06/15/16	11.250	421,875
100	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	9.513	139,106
					1,082,812
Telecom - Wireless (0.2%)
50	Rogers Cable, Inc., Global Secured Notes (Canada)§	(BBB-, Baa3)	06/15/13	6.250	50,541
25	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BBB-, Baa3)	12/15/12	7.250	26,426
					76,967
Telecommunication Equipment (0.1%)
50	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.606	53,438

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Textiles & Apparel (0.8%)
$200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	$293,745
Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	155,250
	TOTAL FOREIGN BONDS (Cost $4,566,158)				4,275,897
Number of Shares
COMMON STOCKS (0.3%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^				0
588	Safelite Realty Corp.*^				4,704
					4,704
Electric - Integrated (0.3%)
2,525	Mirant Corp.*§				107,691
	TOTAL COMMON STOCKS (Cost $62,936)				112,395
WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10‡ (Cost $0)				0
SHORT-TERM INVESTMENTS (27.8%)
10,212,066	State Street Navigator Prime Portfolio§§				10,212,066
Par (000)
$284	State Street Bank and Trust Co. Euro Time Deposit		07/02/07	4.100	284,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,496,066)				10,496,066
	TOTAL INVESTMENTS AT VALUE (124.6%) (Cost $47,875,973)				47,064,632
	LIABILITIES IN EXCESS OF OTHER ASSETS (-24.6%)				(9,306,117)
	NET ASSETS (100.0%)				$37,758,515

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $9,335,688 or 24.7% of net assets.

+  Step Bond — The interest rate stated is as of June 30, 2007 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate shown is the rate as of June 30, 2007.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $10,212,066 (Cost $47,875,973) (Note 2)	$47,064,632[1]
Cash	670
Interest receivable	746,904
Receivable for investments sold	295,141
Receivable for fund shares sold	134,307
Prepaid expenses and other assets	25,817
Total Assets	48,267,471
Liabilities
Advisory fee payable (Note 3)	2,182
Administrative services fee payable (Note 3)	903
Payable upon return of securities loaned (Note 2)	10,212,066
Payable for investments purchased	242,957
Dividend payable	35,448
Unrealized depreciation on forward foreign currency contracts (Note 2)	5,324
Payable for fund shares redeemed	1,830
Directors' fee payable	494
Other accrued expenses payable	7,752
Total Liabilities	10,508,956
Net Assets
Capital stock, $0.001 par value (Note 6)	3,710
Paid-in capital (Note 6)	85,078,691
Accumulated net investment loss	(443,983)
Accumulated net realized loss from investments and foreign currency transactions	(46,063,567)
Net unrealized depreciation from investments and foreign currency translations	(816,336)
Net Assets	$37,758,515
Shares outstanding	3,710,087
Net asset value, offering price, and redemption price per share	$10.18

1  Including $10,002,499 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$1,710,353
Dividends	183
Securities lending	17,726
Total investment income	1,728,262
Expenses
Investment advisory fees (Note 3)	139,204
Administrative services fees (Note 3)	30,789
Interest expense (Note 4)	15,969
Legal fees	11,785
Audit and tax fees	10,378
Directors' fees	10,339
Printing fees (Note 3)	9,736
Custodian fees	6,427
Registration fees	2,695
Transfer agent fees	1,404
Insurance expense	825
Commitment fees (Note 4)	490
Total expenses	240,041
Less: fees waived (Note 3)	(100,556)
Net expenses	139,485
Net investment income	1,588,777
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	523,489
Net realized loss from foreign currency transactions	(30,107)
Net change in unrealized appreciation (depreciation) from investments	(349,205)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(5,706)
Net realized and unrealized gain from investments and foreign currency related items	138,471
Net increase in net assets resulting from operations	$1,727,248

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$1,588,777	$2,588,580
Net realized gain (loss) from investments and foreign currency transactions	493,382	(82,309)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(354,911)	1,100,903
Net increase in net assets resulting from operations	1,727,248	3,607,174
From Dividends
Dividends from net investment income	(1,580,192)	(2,672,679)
Net decrease in net assets resulting from dividends	(1,580,192)	(2,672,679)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	6,519,038	19,283,338
Reinvestment of dividends	1,507,562	2,568,174
Net asset value of shares redeemed	(14,526,636)	(7,922,561)
Net increase (decrease) in net assets from capital share transactions	(6,500,036)	13,928,951
Net increase (decrease) in net assets	(6,352,980)	14,863,446
Net Assets
Beginning of period	44,111,495	29,248,049
End of period	$37,758,515	$44,111,495
Accumulated net investment loss	$(443,983)	$(452,568)

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Financial Highlights

(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30,2007	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2006	2005	2004[1]	2004	2003	2002
Per share data
Net asset value, beginning of period	$10.19	$9.96	$10.65	$10.38	$10.26	$9.90	$11.84
INVESTMENT OPERATIONS
Net investment income	0.43	0.79	0.81	0.31	1.01	1.14	1.17
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.01	0.19	(0.55)	0.55	0.72	0.41	(1.94)
Total from investment operations	0.44	0.98	0.26	0.86	1.73	1.55	(0.77)
LESS DIVIDENDS
Dividends from net investment income	(0.45)	(0.75)	(0.95)	(0.59)	(1.61)	(1.19)	(1.17)
Net asset value, end of period	$10.18	$10.19	$9.96	$10.65	$10.38	$10.26	$9.90
Total return[2]	4.30%	10.21%	2.58%	8.43%	18.27%	16.96%	(6.88)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$37,759	$44,111	$29,248	$34,842	$32,675	$26,729	$86,846
Ratio of expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%[4]	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.99%[4]	7.52%	7.96%	8.30%[4]	8.74%	10.15%	10.15%[3]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.51%[4]	0.61%	0.68%	0.91%[4]	0.95%	0.40%	0.27%
Portfolio turnover rate	29%	69%	71%	5%	30%	56%	52%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

The Credit Suisse Global High Yield Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although the Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse") , an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2007, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Loss
British Pound	09/28/07	£(160,000)	$(319,405)	$(320,592)	$(1,187)
European Economic Unit	09/28/07	€(1,090,000)	(1,472,285)	(1,476,422)	(4,137)
			$(1,791,690)	$1,797,014)	$(5,324)

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings from the Fund's investment

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

in cash collateral received in connection with securities lending arrangements was $277,358, of which $255,191 was rebated to borrowers (brokers). The Fund retained $17,726 in income from the cash collateral investment, and SSB, as lending agent, was paid $4,441. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned and voluntarily waived were $139,204 and $100,556, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $30,789.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $22,681 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, the Fund had no loans outstanding under the Credit Facility. During the six months ended June 30, 2007, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,686,271	5.795%	$6,135,000

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $11,605,403 and $16,632,885, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $47,875,973, $946,839, $(1,758,180) and $(811,341), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

For the Six Months Ended	June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	625,897	1,919,076
Shares issued in reinvestment of dividends	146,927	256,608
Shares redeemed	(1,389,516)	(784,846)
Net increase (decrease)	(616,692)	1,390,838

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	84%

Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

Credit Suisse Global High Yield Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Global High Yield Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-SAR-0607

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 4, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 4, 2007